SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Computer software	$ 52,225	$ 55,348	$ 34,453
Less: accumulated amortization	(32,497)	(31,304)	(30,793)
Total	$ 19,728	$ 24,044	$ 3,660